CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 603.6	$ 669.5	$ 864.2
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Investment Security (Gains) Losses, net	23.9	20.4	23.4
Amortization and Accretion of Securities and Unearned Income	(34.2)	(55.5)	(50.4)
Provision for Credit Losses	55.0	160.0	215.0
Depreciation on Buildings and Equipment	89.2	93.5	95.7
Amortization of Computer Software	158.4	141.6	131.8
Amortization of Intangibles	17.5	14.4	16.2
Client Support Related Charges (Benefit)			(109.3)
Capital Support Agreement Payments			(204.8)
Increase (Decrease) in Accrued Income Taxes	(115.5)	153.5	61.4
Qualified Pension Plan Contributions	(100.0)	(68.0)	(175.0)
Visa Indemnification Benefits	(23.1)	(33.0)	(17.8)
Deferred Income Tax Provision	97.2	12.1	183.8
(Increase) Decrease in Receivables	(179.7)	(90.6)	65.3
Increase (Decrease) in Interest Payable	5.0	7.7	(13.8)
Changes in Derivative Instrument (Gains) Losses, net	172.1	(377.8)	126.4
Other Operating Activities, net	484.9	142.4	(197.4)
Net Cash Provided by Operating Activities	1,254.3	790.2	1,014.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Net (Increase) Decrease in Federal Funds Sold and Securities Purchased under Agreements to Resell	38.8	89.9	(81.0)
Net (Increase) Decrease in Interest-Bearing Deposits with Banks	(1,345.1)	(2,446.1)	3,815.8
Net (Increase) Decrease in Federal Reserve Deposits and Other Interest-Bearing Assets	(2,512.4)	4,048.4	(5,569.2)
Purchases of Securities - Held to Maturity	(147.6)	(448.6)	(220.9)
Proceeds from Maturity and Redemption of Securities - Held to Maturity	272.9	429.1	219.2
Purchases of Securities - Available for Sale	(33,302.1)	(14,697.0)	(14,053.0)
Proceeds from Sale, Maturity and Redemption of Securities - Available for Sale	23,082.9	11,432.5	11,925.9
Net Increase (Decrease) in Loans and Leases	(1,017.9)	(479.8)	2,832.7
Purchases of Buildings and Equipment, net	(96.9)	(90.5)	(132.6)
Purchases and Development of Computer Software	(274.2)	(220.6)	(181.6)
Net (Increase) Decrease in Client Security Settlement Receivables	(77.0)	93.5	(85.5)
Decrease in Cash Due to Acquisitions, net of Cash Acquired	(172.6)
Other Investing Activities, net	162.8	521.2	(148.4)
Net Cash Provided by (Used in) Investing Activities	(15,388.4)	(1,768.0)	(1,678.6)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Increase (Decrease) in Deposits	18,481.8	5,914.4	(4,125.1)
Net Increase (Decrease) in Federal Funds Purchased	(2,876.3)	(2,958.1)	4,866.3
Net Increase (Decrease) in Securities Sold under Agreements to Repurchase	244.4	(83.1)	(491.6)
Net Increase (Decrease) in Short-Term Other Borrowings	630.5	(573.3)	626.3
Proceeds from Term Federal Funds Purchased	7,962.3	19,045.6	17,933.4
Repayments of Term Federal Funds Purchased	(7,981.3)	(20,217.5)	(17,217.4)
Proceeds from Senior Notes and Long-Term Debt	500.0	1,142.7	500.0
Repayments of Senior Notes and Long-Term Debt	(880.7)	(918.3)	(422.4)
Treasury Stock Purchased	(79.0)	(5.9)	(10.7)
Net Proceeds from Stock Options	75.6	70.6	38.9
Cash Dividends Paid on Common Stock	(273.7)	(273.2)	(260.3)
Proceeds from Common Stock Issuance			834.1
Cash Dividends Paid on Preferred Stock			(46.6)
Redemption of Preferred Stock - Series B			(1,576.0)
Repurchase of Warrant to Purchase Common Stock			(87.0)
Other Financing Activities, net		1.2	(140.7)
Net Cash Provided by (Used in) Financing Activities	15,803.6	1,145.1	421.2
Effect of Foreign Currency Exchange Rates on Cash	(172.2)	158.9	86.3
Increase (Decrease) in Cash and Due from Banks	1,497.3	326.2	(156.4)
Cash and Due from Banks at Beginning of Year	2,818.0	2,491.8	2,648.2
Cash and Due from Banks at End of Year	4,315.3	2,818.0	2,491.8
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	394.5	370.3	420.0
Income Taxes Paid	153.3	173.1	409.6
Transfers from Loans to OREO	$ 68.8	$ 52.1	$ 26.2